PEACHTREE FUNDS


                              Federated Investors
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               November 16, 1995



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

   RE: Rule 24f-2 Notice for PEACHTREE FUNDS
       1933 Act File No. 33-50635
       1940 Act File No. 811-7101

Dear Sir or Madam:

     Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, I enclose the Rule 24f-2 Notice for Peachtree Funds.

     Since the aggregate sales price of securities sold by the fund during the period for which the Rule 24f-2 Notice is filed exceeded the aggregate redemption price of securities redeemed, an additional filing fee in the amount of $9,555 pursuant to Rule 24f-2(c) has been remitted to the U.S. Treasury Lockbox at Mellon Bank in Pittsburgh.

     As required by Rule 24f-2(b)(1)(v), a conformed opinion of counsel has been electronically filed herewith which indicates whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable.

                                   Very truly yours,



                                   /s/ C. Grant Anderson
                                   C. Grant Anderson
                                   Assistant Secretary

Enclosures

cc:  Charles H. Morin, Esquire
     Matthew G. Maloney, Esquire